Financial instruments - Summary of detailed information about financial instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [abstract]
Financial assets	$ 6,460	$ 7,142
Disclosure of financial liabilities [abstract]
Financial liabilities	11,915	10,462
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	6,460	7,142
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Disclosure of financial liabilities [abstract]
Financial liabilities	11,915	10,462
Accounts Payable and Accrued Liabilities [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities	227	101
Accounts Payable and Accrued Liabilities [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Accounts Payable and Accrued Liabilities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Accounts Payable and Accrued Liabilities [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	227	101
Lease liabilities [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	549	99
Lease liabilities [member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Lease liabilities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Lease liabilities [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	549	99
Loan payable [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities	11,139	10,262
Loan payable [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Loan payable [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Loan payable [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	11,139	10,262
Cash And Cash Equivalents [Member]
Disclosure of financial assets [abstract]
Financial assets	6,409	7,090
Cash And Cash Equivalents [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Cash And Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	6,409	7,090
Cash And Cash Equivalents [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Receivables [Member]
Disclosure of financial assets [abstract]
Financial assets	39	40
Receivables [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Receivables [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	39	40
Receivables [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Deposits [Member]
Disclosure of financial assets [abstract]
Financial assets	12	12
Deposits [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Deposits [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	12	12
Deposits [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	$ 0	$ 0